Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Summary of unrecognized tax benefits
Beginning of year	$ 2,729	$ 3,054	$ 2,699
Increases related to current year tax positions	281	643	538
Increases related to prior period tax positions	295	80	57
Decreases related to prior period tax positions	(288)	(574)	(41)
Settlements	(477)	(418)	(120)
Lapse of statute of limitations	(75)	(56)	(79)
End of year	$ 2,465	$ 2,729	$ 3,054